Hedging Financial Instruments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Description of forward exchange contracts maturity	maturities of 12 months or less
Interest rate futures contracts [member]
Disclosure of detailed information about financial instruments [line items]
Hedge ratio adjustment percentage	100.00%
Forward exchange contracts and foreign currency deposits [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedge ratio adjustment percentage	100.00%